Segment Information (Tables)	12 Months Ended
Feb. 28, 2025
Segment Reporting [Abstract]
Summary of Segment Information

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2)
Revenue
---Learning services	18,516	65,842	108,047	14,836
---Tourism services	3,502	51,880	138,295	18,989
---Others	12,198	7,723	4,734	651
Total revenue	34,216	125,445	251,076	34,476
Cost of revenue
---Learning services	(10,175)	(25,703)	(62,279)	(8,552)
---Tourism services	(3,542)	(48,189)	(137,725)	(18,911)
---Others	(6,205)	(6,059)	(3,937)	(540)
Total cost of revenue(1)	(19,922)	(79,951)	(203,941)	(28,003)
Reconciliation of profit or loss
General and administrative expenses	(45,291)	(44,337)	(48,849)	(6,707)
Sales and marketing expenses	(4,668)	(6,753)	(14,025)	(1,926)
Impairment loss on other long-lived assets	—	(3,674)	—	—
Operating loss	(35,665)	(9,270)	(15,739)	(2,160)
Subsidy income	1,412	728	1,413	194
Interest income, net	2,284	7,235	16,200	2,224
Realized gain (loss) in investments	1,867	3,207	(3,062)	(420)
Unrealized holding (loss) gain in investments	(3,794)	3,910	2,022	278
Other income (expense), net	1,401	(1,434)	(739)	(102)
Impairment loss on long-term investments	—	(500)	—	—
(Loss) income before income taxes	(32,495)	3,876	95	14

(1) A summary of depreciation and amortization expenses for the years presented is as follows:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2)
Depreciation and amortization expenses
---Learning services	522	62	165	23
---Tourism services	672	2,059	1,959	269
---Others	215	46	37	5